INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES BENEFITS	Income tax expense (benefits)
	2023	2022
Current tax expense	$18,509	$14,925
Deferred tax expense (benefits)	-	-
Total income taxes	$18,509	$14,925

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES
	2023	2022
Profit (loss) before tax	$5,840	$(268,351)
Tax (credit) calculated at statutory tax rate (25%)	1,460	(67,087)
Valuation allowance	17,049	82,012
Total income taxes	$18,509	$14,925